Risk Management - Summary of Reconciliation of Allowance for Loan Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [Line Items]
Beginning balance	$ 85	$ 118
Provisions	55	35
Recoveries	(36)	(13)
Write-offs	(9)	(55)
Ending balance	95	85
Private placements [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	39	92
Provisions	37	2
Recoveries	(27)	(12)
Write-offs	(6)	(43)
Ending balance	43	39
Mortgages and loans to Bank clients [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	46	26
Provisions	18	33
Recoveries	(9)	(1)
Write-offs	(3)	(12)
Ending balance	$ 52	$ 46